Segment disclosure	6 Months Ended
Jun. 30, 2025
Segment disclosure
Segment disclosure

16. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and related interests and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance on a single operating segment basis.

Geographic revenues from the sale of metals acquired from streams and related interests and royalties is determined by the location of the mining operations giving rise to the stream and related interest or royalty.

For the three and six months ended June 30, 2025 and 2024, stream and related interest and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Australia	$40,437	$23,153	$75,049	$43,024
Peru	24,336	20,223	39,009	34,066
Africa and Asia	10,601	7,142	26,486	13,852
Other Latin America	6,934	6,083	14,483	10,841
United States	7,159	4,774	13,250	15,365
Canada	4,620	2,206	8,055	3,961
Total revenues	$94,087	$63,581	$176,332	$121,109